Office Properties and Equipment	12 Months Ended
Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Office Properties and Equipment

NOTE 7—OFFICE PROPERTIES AND EQUIPMENT

Office properties and equipment at September 30 for each of the years shown below consisted of the following:

	2016	2015
Land	$1,130	$510
Buildings	4,409	2,338
Furniture, equipment, and vehicles	5,964	6,872

Subtotals	11,503	9,720
Less—Accumulated depreciation	(6,165)	(7,051)

Office properties and equipment—net	$5,338	$2,669

Depreciation expense was $1,071 and $1,382 for the years ended September 30, 2016 and 2015, respectively.